Subsequent events - Share-based payments (Details) - EquityInstruments		12 Months Ended
	Apr. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
Performance units (PUs)
Subsequent events
Number of instruments vested		129,062	110,235
Share-based payments | Performance units (PUs)
Subsequent events
Number of instruments vested	78,461
Number of instruments granted	96,388
Share-based payments | Equity-settled performance units (EPUs)
Subsequent events
Number of instruments vested	80,773
Number of instruments granted	132,360
Share-based payments | Equity restricted share units (ERSUs)
Subsequent events
Number of instruments vested	2,062